EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Schedule of equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	2023	2022
Common shares	$10,857	$10,901
Contributed surplus	155	148
Retained earnings	17,646	18,006
Ownership changes	3,809	2,959
Accumulated other comprehensive income	8,031	7,594
Common equity	$40,498	$39,608
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2023 AND DEC. 31, 2022	2023	2022
Class A shares[1]	1,563,781,772	1,573,286,748
Class B shares	85,120	85,120
Shares outstanding[1]	1,563,866,892	1,573,371,868
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	56,388,743	55,500,881
Total diluted shares	1,620,255,635	1,628,872,749
1.Net of 71,921,167 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2023 (December 31, 2022 – 62,910,220).
2.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2023	2022	2023	2022
Outstanding, beginning of period[1]	1,564,393,929	1,566,315,679	1,573,371,868	1,568,828,941
Issued (Repurchased)
Issuances	1,380	2,194	262,361	34,559
Repurchases	(1,189,664)	(5,080,468)	(11,676,545)	(8,981,612)
Long-term share ownership plans[2]	643,650	606,497	1,826,185	1,914,829
Dividend reinvestment plan and other	17,597	66,311	83,023	113,496
Outstanding, end of period[3]	1,563,866,892	1,561,910,213	1,563,866,892	1,561,910,213
1.Net of 70,740,647 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2023 (March 31, 2022 – 72,058,294) and 62,910,220 as at December 31, 2022 (December 31, 2021 – 69,663,192).
2.Includes management share option plan and restricted stock plan.
3.Net of 71,921,167 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2023 (June 30, 2022 – 77,112,939).
Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Net income attributable to shareholders	$81	$590	$201	$1,949
Preferred share dividends	(41)	(37)	(82)	(74)
Net income available to shareholders	40	553	119	1,875
Dilutive impact of exchangeable shares	—	1	—	3
Net income available to shareholders including dilutive impact of exchangeable shares	$40	$554	$119	$1,878

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Weighted average – Class A and Class B shares	1,564.0	1,564.4	1,568.2	1,566.0
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	14.4	52.7	14.6	55.9
Class A and Class B shares and share equivalents	1,578.4	1,617.1	1,582.8	1,621.9